Financial result	12 Months Ended
Dec. 31, 2017
Financial result
Financial result

8. Financial result

	Years ended December 31,
Thousands of euros	2017	2016	2015
Interest income on bank deposits	6	19	10
Fair value gains	—	11,593	—
Other interest income	212	137	138

Total financial income	218	11,749	148
Interest on borrowings	(7,067)	(6,985)	(6,525)
Fair value losses	(14,623)	—	(6,654)
Impairment and losses on disposal of financial instruments	—	—	(161)
Other finance costs	—	(303)	(126)

Total financial expenses	(21,690)	(7,288)	(13,466)
Net foreign exchange differences	(60)	232	1,000

Financial result	(21,532)	4,693	(12,318)